FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Carrying Amounts and Fair Values of Financial Instruments
The carrying amounts and fair values of the Company's financial instruments are as follows:

	As of December 31, 2015		As of December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Dollars in thousands)
				As restated
Securitization Notes	$288,869	$252,897	$532,035	$467,228
Nord LB Facility	251,849	251,849	408,484	408,484
CBA Facility	87,070	87,070	113,208	113,208
Term Loan	421,975	421,921	443,383	449,289
Fly Acquisition II Facility	—	—	121,589	128,080
Other Aircraft Secured Borrowings	655,548	653,992	713,970	716,063
2020 Notes	370,790	375,000	369,942	380,625
2021 Notes	320,319	333,125	319,510	321,750
Derivative asset	241	241	2,067	2,067
Derivative liabilities	19,327	19,327	23,311	23,311

Asset and Liabilities Measured at Fair Value on Recurring Basis
As of December 31, 2015 and 2014, the categorized asset and liabilities measured at fair value on a recurring basis, based upon the lowest level of significant inputs to the valuations are as follows:

	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
December 31, 2015:
Derivative asset	—	$241	—	$241
Derivative liabilities	—	19,327	—	19,327
December 31, 2014:
Derivative asset	—	$2,067	—	$2,067
Derivative liabilities	—	23,311	—	23,311